Exceptional items	6 Months Ended
Dec. 31, 2023
Exceptional items
Exceptional items

8Exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Costs related to strategic review and share sale agreement with Sir Jim Ratcliffe	(4,066)	—	(4,066)	—
Compensation for loss of office	(5,529)	—	(5,529)	—
	(9,595)	—	(9,595)	—

Exceptional items for the three and six months ended 31 December 2023 were £9.6 million. On 22 November 2022, Manchester United plc announced intentions to explore strategic alternatives for the club and on 24 December 2023 it was announced that an agreement had been reached with Sir Jim Ratcliffe for the sale of 25% of Manchester United plc’s Class B shares and up to 25% of Manchester United plc’s Class A shares. Exceptional items for the three and six months ended 31 December comprise costs related to this transaction and compensation for loss of office charges for changes in management as a result of this transaction.